TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION
13.	TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the Group did not generate any assessable profits arising in Hong Kong. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Chinese mainland

The Group’s Chinese mainland entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax (“EIT”) law, which was effective since January 1, 2008. Certain subsidiaries of the Group being qualified as a High New Technology Enterprise (“HNTE”) are entitled to the preferential income tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s Chinese mainland entities to non-resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

(Loss) income before income taxes consists of:

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Chinese mainland	(2,139,795)	(2,049,215)	(966,311)	(138,180)
Non-Chinese mainland	(25,893)	68,649	18,416	2,633
	(2,165,688)	(1,980,566)	(947,895)	(135,547)

The current and deferred components of income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax expense	42,446	39,365	35,556	5,084
Deferred income tax benefit	(24,487)	(40,889)	(39,759)	(5,685)
	17,959	(1,524)	(4,203)	(601)

13.	TAXATION (Continued)

Enterprise income tax (Continued)

The reconciliation of income tax expense (benefit) computed using the Chinese mainland statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2023	2024
	RMB	RMB
Loss before income tax	(2,165,688)	(1,980,566)
Income tax computed at the Chinese mainland statutory tax rate of 25%	(541,422)	(495,141)
Effect of tax holiday and preferential tax rates	110,393	143,182
Effect of different tax rates in different jurisdictions	21,918	21,325
Other non-taxable income	(26,008)	(32,690)
Non-deductible expenses	6,379	15,806
Share-based compensation costs	45,411	53,610
Research and development super deduction	(132,163)	(104,438)
Withholding tax and others	9,771	8,060
Change in valuation allowance	397,137	451,724
True-up adjustments in respect of prior year’s annual tax filing	49,940	55,422
Expiration of tax losses	83,300	98,864
Effect of tax rate change on deferred tax	(6,697)	(217,248)

Income tax expense (benefit)	17,959	(1,524)

	For the year ended December 31
	2025	2025	2025
	RMB	US$	Percent
Loss before income tax	(947,895)	(135,547)
Income tax computed at the Chinese mainland statutory tax rate of 25%	(236,974)	(33,887)	25%
Foreign tax effects
Cayman
Effect of different tax rate between Chinese mainland and Cayman	13,949	1,995	(1.5)%
Others	(380)	(55)	0.0%
Other foreign jurisdictions
Other non-taxable income	(23,095)	(3,302)	2.4%
Others	7,690	1,099	(0.8)%
Effect of changes in tax laws or rates enacted in the current period	(78,307)	(11,198)	8.3%
Effect of cross-border tax laws	—	—	0.0%
Tax credits	—	—	0.0%
Change in valuation allowance	177,479	25,379	(18.7)%
Change in unrecognized tax benefits	(2,044)	(292)	0.2%
Nontaxable or nondeductible items
Share-based compensation costs	110,786	15,842	(11.7)%
Others	1,441	206	(0.2)%
Others
Research and development super deduction	(113,494)	(16,229)	12.0%
Effect of tax holiday and preferential tax rates	94,972	13,581	(10.0)%
True-up adjustments in respect of prior year’s annual tax filing and others	24,989	3,573	(2.6)%
Expiration of tax losses	18,785	2,687	(2.0)%

Income tax benefit	(4,203)	(601)	0.4%

13.	TAXATION (Continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	3,132,028	3,139,447	448,935
Accrued expenses	269,237	377,986	54,051
Depreciation	24,487	32,184	4,602
Allowance for doubtful accounts	312,232	218,216	31,204
Government grant	1,545	1,235	177
Operating lease liabilities	30,568	20,909	2,990
Accrued interest	283,717	319,042	45,622
Finance lease liabilities	299,692	944,497	135,061
Impairment of long-lived assets	295,182	224,496	32,103
Others	16,316	29,256	4,184
Less: valuation allowance	(3,263,302)	(3,446,462)	(492,838)
	1,401,702	1,860,806	266,091
Deferred tax liabilities:
Operating lease right-of-use assets	28,524	20,177	2,885
Finance lease right-of-use assets	252,257	926,543	132,494
One-time deduction for fixed asset purchases	1,033,789	826,197	118,145
Long-lived assets arising from acquisition	166,592	129,152	18,468
Others	22,217	20,651	2,953
	1,503,379	1,922,720	274,945

Net deferred tax liabilities:	101,677	61,914	8,854

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2024 and 2025, the Group’s total deferred tax assets before valuation allowances were RMB4,665,004 and RMB5,307,268 (US$758,929), respectively. As of December 31, 2024 and 2025, the Group recorded valuation allowances of RMB3,263,302 and RMB3,446,462 (US$492,838), respectively, on its deferred tax assets that are not more-likely-than-not to be realized.

As of December 31, 2025, the Group had net losses of approximately RMB12,809,797 (US$1,831,777) mainly deriving from entities in the Chinese mainland and Hong Kong. The tax losses in the Chinese mainland can be carried forward for five years to offset future taxable profits and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the Chinese mainland will expire between 2026 and 2030 and the tax losses of entities in the Chinese mainland that qualify as HNTE will expire between 2026 and 2035, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

13.	TAXATION (Continued)

Unrecognized tax benefits

As of December 31, 2024 and 2025, the Group had unrecognized tax benefits of RMB72,786 and RMB78,027 (US$11,158), of which RMB20,090 and RMB20,090 (US$2,873), respectively, were presented as a reduction to the deferred tax assets related to tax losses carryforward, and the remaining amounts of RMB52,696 and RMB57,937 (US$8,285), respectively, were presented in “Other liabilities” in the consolidated balance sheets. The Group does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. As of December 31, 2024 and 2025, there were RMB52,696 and RMB57,937 (US$8,285) of unrecognized tax benefits that, recognized and affected the annual effective tax rate, respectively. A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of the year	61,030	72,786	10,408
Additions based on tax position related to current year	8,234	7,285	1,042
Additions based on tax positions related to prior year	10,319	1,584	227
Reductions for tax positions related to prior years	(6,797)	(3,628)	(519)
Balance at the end of the year	72,786	78,027	11,158

The Group recorded interest related to unrecognized tax benefits of RMB1,952, RMB2,981 and RMB2,244 (US$321) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group did not record any penalties related to unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025.

In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries located in Chinese mainland. Accordingly, the subsidiaries’ tax years of 2020 through 2025 remain open to examination by the respective tax authorities. There are no ongoing examinations by tax authorities for any of the Group’s subsidiaries.